Product revenues, net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Sales adjustment, beginning balance	$ 4,126	$ 2,590
GTN Sales Adjustment, Provision	3,491
GTN Sales Adjustment, Provision, Prior Period Sales	(192)
GTN Sales Adjustment, Credits And Payments	(1,763)
Sales adjustment, ending balance	4,126
Accounts receivable, net	2,451	1,204
Other current liabilities	$ 1,675	$ 1,386